INCOME TAX (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision For Income Tax Benefit, Current
Provision For Income Tax Benefit, Domestic	$ 0	$ 0
Provision For Income Tax Benefit, Foreign	0	0
Deferred:
Provision For Income Tax Benefit	0	0
Domestic [Member]
Deferred:
Provision For Income Tax Benefit	0	0
Foreign [Member]
Deferred:
Provision For Income Tax Benefit	$ 0	$ 0